Note 10 - Long-term Debt (Tables)	12 Months Ended
Dec. 31, 2020
Notes Tables
Schedule of Debt [Table Text Block]
Borrower(s)			December 31, 2019	December 31, 2020
A.	Term Loans:
	1.	Mas Shipping Co.	-	-
	2.	Montes Shipping Co. and Kelsen Shipping Co.	22,000	-
	3.	Undine Shipping Co., Quentin Shipping Co. and Sander Shipping Co.	-	-
	4.	Raymond Shipping Co. and Terance Shipping Co.	-	-
	5.	Uriza Shipping S.A.	23,833	-
	6.	Costis Maritime Corporation, Christos Maritime Corporation and Capetanissa Maritime Corporation	65,375	-
	7.	Rena Maritime Corporation, Finch Shipping Co. and Joyner Carriers S.A.	18,080	-
	8.	Nerida Shipping Co.	13,575	11,775
	9.	Costamare Inc.	155,195	-
	10.	Singleton Shipping Co. and Tatum Shipping Co.	44,000	40,800
	11.	Reddick Shipping Co. and Verandi Shipping Co.	20,120	15,240
	12.	Costamare. Inc.	36,385	34,188
	13.	Bastian Shipping Co. and Cadence Shipping Co.	128,400	113,200
	14.	Adele Shipping Co.	66,500	60,500
	15.	Costamare Inc.	147,110	135,550
	16.	Quentin Shipping Co. and Sander Shipping Co.	91,239	80,943
	17.	Costamare Inc.	-	27,666
	18.	Capetanissa Maritime Corporation et al.	-	65,500
	19.	Caravokyra Maritime Corporation et al.	-	64,800
	20.	Achilleas Maritime Corporation et al.	-	58,396
	21.	Kelsen Shipping Co.	-	8,100
	22.	Uriza Shipping S.A.	-	20,000
		Total Term Loans	$831,812	$736,658
B.	Other financing arrangements		594,350	728,961
		Total long-term debt	$1,426,162	$1,465,619
		Less: Deferred financing costs	(9,012)	(13,406)
		Total long-term debt, net	1,417,150	1,452,213
		Less: Long-term debt current portion	(213,022)	(149,910)
		Add: Deferred financing costs, current portion	2,277	2,773
		Total long-term debt, non-current, net	$1,206,405	$1,305,076

Schedule of Maturities of Long-term Debt [Table Text Block]
Year ending December 31,	Amount
2021	$149,910
2022	137,399
2023	148,111
2024	152,422
2025	306,273
2026 and thereafter	571,504
Total	$1,465,619

Schedule of Financing Costs [Table Text Block]
Balance, January 1, 2019	$11,474
Additions	3,891
Amortization and write-off	(4,491)
Balance, December 31, 2019	10,874
Additions	7,478
Amortization and write-off	(3,645)
Transfers and other movements	(627)
Balance, December 31, 2020	$14,080
Less: Current portion of financing costs	(2,969)
Financing costs, non-current portion	$11,111